Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income Taxes

15. Income taxes

Income taxes consist of the following for the years reported:

Income tax (expense) income

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Current tax (expense) income	--	--	--
Deferred tax (expense) income	102	(65)	88
Total	102	(65)	88

Deferred tax assets and liabilities

The components of net deferred income taxes at the end of the respective reporting periods were as follows:

SOURCES OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	2022		2021

	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	9	--	--	(7)
Other receivables and current assets	108	(136)	722	(7)
Inventories	4	--	8	(4)
Property, Plant & Equipment	3	(3,100)	5	(309)
Non-current other assets	57	(8)	--	(79)
Current financial assets	272	--	--	(838)
Non-current financial assets	--	(263)	--	--
Trade liabilities	226	--	320	--
Contract liabilities	1,302	(1,381)	543	(607)
Contract liabilities non current	79	--	65	--
Other current liabilities and provisions	475	(711)	19	(2,109)
Current financial liabilities	217	--	90	(1,406)
Non-current financial liabilities	5,110	--	3,405	--
Tax losses carried forward	--	--	467	--
Valuation allowance	(19)	(2,244)	(203)	(162)
Tax assets (liabilities)	7,843	(7,843)	5,441	(5,528)
Set off of tax	(7,843)	7,843	(5,441)	5,441
Net tax	--	--	--	(87)

At December 31, 2022 voxeljet AG had gross loss carry-forwards for corporation tax and trade tax losses of kEUR 69,365 and kEUR 67,280, respectively (2021: kEUR 65,983 / kEUR 64,632). These tax losses can be carried forward without restriction for future offset against taxable profits. Due to the Company's continuing loss situation, deferred tax assets regarding the loss-carryforward are recognized only to the extent that deferred tax liabilities exist, taking into account the minimum taxation in accordance with section 10d EStG. For voxeljet this means that deferred tax assets resulting from the loss carry-forward (kEUR 19,172) cannot be recognized (valuation allowance kEUR 19,172) because no deferred tax liabilities are existing in correspondent amounts and the DTA are not recoverable. A tax rate of 28% (2021: 28%) was applied.

In addition, there are foreign tax loss carry-forwards from voxeljet America amounting to kEUR 4,864 (2021: kEUR 3,025). Since 2018 tax loss carry-forwards can be offset against 80% of taxable profits (tax loss carry-forwards which arose before 2018 (kEUR 2,781) can be fully offset with taxable profits). Deferred tax assets resulting from the loss carry-forward (kEUR 1,021) can only be recognized to the extent that deferred tax liabilities are existing in correspondent amounts. Therefore, only kEUR 33 deferred tax assets on loss carry-forwards could be recognised (valuation allowance: kEUR 988). A tax rate of 21% (2021: 21%) was applied.

Foreign tax loss carry-forwards from voxeljet China and voxeljet India amounting to kEUR 2,124 (2021: kEUR 3,592) and kEUR 339 (2021: kEUR 241), which can be carried forward for five and eight years, respectively for future offset against taxable profits. Deferred tax assets resulting from the loss carry-forward in China could not be recognized (valuation allowance kEUR 319). For China, a tax rate of 15% (2021: 15%) was applied. Deferred tax assets resulting from the loss carry forward in India cannot be recognised because no deferred tax liabilities are existing in correspondent amounts and the DTA are not recoverable (valuation allowance kEUR 85). For India, a tax rate of 25% (2021: 25%) was applied.

Deferred taxes on outside basis differences are not recognised because the parent company can control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Reconciliation of profit before income taxes to income tax

The reconciliation between profit before income taxes and income tax benefit (expense) for the reporting periods presented was as follows:

RECONCILIATION OF INCOME TAX BENEFIT (EXPENSE)

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Loss before tax	(11,511)	(10,521)	(15,569)
Tax expense at prevailing statutory rate (28%)	3,223	2,946	4,359
Non-deductible expenses	(170)	(124)	(198)
Non-taxable income	167	180	22
Tax-rate related differences	(135)	(45)	(69)
Permanent differences	219	804	(180)
Unrecognized temporary differences and tax losses	(3,331)	(3,965)	(3,916)
Other	129	139	70
Income tax (expense) income	102	(65)	88